Interests in unconsolidated structured entities (Detail 1) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Total assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	$ 10,851	$ 16,098
Total assets	10,851	15,848
Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	6,953	12,122
Total assets	6,953	12,122
Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	195	244
Total assets	195	244
Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	446	558
Total assets	446	558
Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	2,232	2,720
Total assets	2,232	2,720
Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	0	0
Total assets	0	0
Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	1,024	453
Total assets	1,024	203
Total liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	2	98
Total liabilities	767	623
Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	2	98
Total liabilities	767	623
Securitization vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	63,000	70,000
Securitization vehicles | Total assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	2,394	3,935
Securitization vehicles | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	94	2,086
Securitization vehicles | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	2	2
Securitization vehicles | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Securitization vehicles | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	1,275	1,645
Securitization vehicles | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Securitization vehicles | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	1,023	202
Securitization vehicles | Total liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	1	7
Securitization vehicles | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	1	7
Client vehicles sponsored by UBS
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	3,000	3,000
Client vehicles sponsored by UBS | Total assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	392	232
Client vehicles sponsored by UBS | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	143	58
Client vehicles sponsored by UBS | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	110	174
Client vehicles sponsored by UBS | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	138	0
Client vehicles sponsored by UBS | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Client vehicles sponsored by UBS | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Client vehicles sponsored by UBS | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Client vehicles sponsored by UBS | Total liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	50	27
Client vehicles sponsored by UBS | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	50	27
Investment funds | Total assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	7,571	10,531
Investment funds | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	6,482	9,653
Investment funds | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	83	68
Investment funds | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	286	312
Investment funds | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	721	497
Investment funds | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Investment funds | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	1
Investment funds | Total liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	716	590
Investment funds | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	716	590
Interests in Investment funds represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	195,000	276,000
Other vehicles sponsored by third parties
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	0	1
Other vehicles sponsored by third parties | Total assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	494	1,151
Other vehicles sponsored by third parties | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	235	325
Other vehicles sponsored by third parties | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Other vehicles sponsored by third parties | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	23	246
Other vehicles sponsored by third parties | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	236	579
Other vehicles sponsored by third parties | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Other vehicles sponsored by third parties | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Other vehicles sponsored by third parties | Total liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	0	0
Other vehicles sponsored by third parties | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	$ 0	$ 0